Business Combination - Additional Information (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Thousands, $ in Millions						12 Months Ended
	Mar. 19, 2024 INR (₨)	Jul. 01, 2023 INR (₨) shares	Jul. 01, 2023 USD ($)	Jun. 30, 2023 INR (₨) ₨ / shares shares	Jun. 30, 2023 USD ($) shares	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Jul. 01, 2023 USD ($) shares	Jun. 30, 2023 $ / shares	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Apr. 04, 2022 ₨ / shares shares
Business Acquisition [Line Items]
Goodwill						₨ 1,629,510,300		₨ 1,629,510,300	$ 19,074.2	$ 19,074.2			₨ 74,937,900
Goodwill written off related to sale of business unit						₨ 0	$ 0.0	73,576,100
eHDFC [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired		100.00%									100.00%
Number of shares received															42
Number of shares held for each set of shares received															25
Business acquisition, effective date of acquisition		Jul. 01, 2023	Jul. 01, 2023
Business combination, consideration transferred				₨ 5,337,741,500	$ 62,480.9
Business acquisition, share price | (per share)				₨ 1,701.4								$ 19.9
Business acquisition, equity interest issued or issuable, number of shares				3,110,396,492	3,110,396,492
Share based compensation by share based award number of shares underlying such awards post business combination		48,461,845									48,461,845
Class of warrants or rights outstanding		24,792,768									24,792,768
Goodwill		₨ 1,628,148,500						1,628,148,500			$ 19,058.3
Indefinite-lived intangible assets, purchase accounting adjustments		1,434,818,100	$ 16,795.2
Business acquisition, transaction costs		₨ 1,900,000									22.2
Per share value of shares received | ₨ / shares															₨ 1
Per share value of shares held for each set of shares received | ₨ / shares															₨ 2
Pro forma Advances and debt including its related tax effects								₨ 36,984,300		$ 432.9			₨ 41,204,200	$ 482.3
eHDFC [Member] | Equity Interest [Member]
Business Acquisition [Line Items]
Equity ownership interest of the bank's largest shareholder		20.80%	20.80%
eHDFC [Member] | HDFC Credila Financial Services Limited [Member]
Business Acquisition [Line Items]
Disposal group, including discontinued operation, assets		₨ 103,500,000									1,211.5
Goodwill written off related to sale of business unit	₨ 73,576,100	73,576,100	$ 861.2
eHDFC [Member] | HDFC Credila Financial Services Limited [Member] | Brand [Member]
Business Acquisition [Line Items]
Indefinite lived intangible assets written off related to sale of business unit		8,527,500	99.9
eHDFC [Member] | HDFC Credila Financial Services Limited [Member] | Distribution Service [Member]
Business Acquisition [Line Items]
Indefinite lived intangible assets written off related to sale of business unit		8,972,400	$ 105.0
eHDFC [Member] | HDFC Education and Development Services Limited [Member]
Business Acquisition [Line Items]
Disposal group, including discontinued operation, assets		1,976,000									23.1
Goods and Service Tax [Member] | eHDFC [Member]
Business Acquisition [Line Items]
Business combination recognized identifiable asset acquired and liabilities assumed contingent liability		₨ 11,063,000									$ 129.5